Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Principal Accounting Policies
Schedule of amounts and balances that were included in the Group's consolidated financial statement

	As of
	December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	10,842	4,696
Accounts receivable, net	145,144	132,175
Inventories	15	21
Advances to suppliers	1,827	8,117
Prepayments and other current assets	2,877	453
Property and equipment, net	286	763
Intangible assets, net	23,378	27,189
Total assets	184,369	173,414
Short-term loans	99,694	77,000
Accounts payable	2,350	1,977
Notes payable	82,817	35,077
Income tax payables	3,983	5,351
Accrued expenses and other current liabilities	28,988	27,709
Total liabilities	217,832	147,114

	For Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	548,439	529,902	436,180
Net income	431,026	421,398	361,737
Cash provided by operating activities	530,391	301,818	277,902
Net cash used in investing activities	(2,504)	—	(11,316)
Net cash provided by (used in) financing activities	—	98,077	(25,636)

Schedule of assets measured at fair value on a recurring and non-recurring basis

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	49,605	—	—
Derivative financial assets – currency forward contracts	—	11,557	—
Derivative financial liabilities – currency forward contracts	—	130	—

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	27,349	—	—
Derivative financial assets – currency forward contracts	—	6,342	—
Long-term debt investments	—	144,873	—

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
Description	Significant Other	Significant Unobservable
	Observable Inputs (Level 2)	Inputs (Level 3)	Total Loss for the Year
Equity securities without readily determinable fair values	—	28,197	14,403
Equity-method investments	—	2,648	26,115
Goodwill	—	97,394	6,934

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
Description	Significant Other	Significant Unobservable
	Observable Inputs (Level 2)	Inputs (Level 3)	Total Loss for the Year
Equity securities without readily determinable fair values	—	99,352	61,791
Goodwill	—	293,639	18,395

Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenues for the years ended December 31, 2023, 2024 and 2025:

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
A	976,028	978,678	*

* Not more than 10% of balances of accounts receivable as of respective financial year end.

None of the customers individually accounted for 10% or more of balances of accounts receivable as of December 31, 2024 and 2025

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2023, 2024 and 2025

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
B	761,488	624,377	399,850
C	*	*	227,115

* Not more than 10% of total purchase for the respective financial year end.

Schedule of estimated useful lives and residual rates

Classification	Useful years	Residual rate
Electronic devices	3-10 years	0% - 5%
Vehicle	2-5 years	0% - 5%
Furniture and office equipment	3-5 years	0% - 5%
Machinery	6-10 years	0% - 5%
Buildings	38-44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Schedule of useful lives of intangible assets

Item	Useful years
Internally developed software	From 3 years to 10 years
Trademark	10 years
Supplier relationship	10 years
Customer relationship	From 2 years to 10 years
Brand	From 3 years to 10 years
Technology	From 3 years to 5 years